Revenues (Details) - Schedule of disaggregation of revenues - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	$ 572,458,000	$ 627,598,000	$ 651,483,000
Total revenues recognized in point in time [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	443,401,000	488,103,000	505,276,000
Total revenues recognized over time [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	129,057,000	139,495,000	146,207,000
Products [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	391,917,000	433,741,000	452,124,000
Products [Member] | Total revenues recognized in point in time [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	391,917,000	433,741,000	452,124,000
Services [Member] | Total revenues recognized in point in time [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	51,484,000	54,362,000	53,152,000
Services [Member] | Total revenues recognized over time [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	$ 129,057,000	$ 139,495,000	$ 146,207,000